May 3, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN: Document Control – Edgar

RE:	RiverSource of New York Variable Annuity Account (“Registrant”)
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed on or after 4/30/2012)
RiverSource RAVA 5 Select Variable Annuity
(Offered for contract applications signed on or after 4/30/2012)
RiverSource RAVA 5 Access Variable Annuity
(Offered for contract applications signed on or after 4/30/2012)

File Nos. 333-179335/811-07355
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 4 (Amendment). This Amendment was filed electronically on April 22, 2013.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,
/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary